Taxation - Schedule of Net Operating Loss Carryforwards (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 66,926
2025 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	4,894
2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	5,203
2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	17,397
2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	14,291
2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	7,074
Indefinite [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 18,067